UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

[TYPE]FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                 Hester Capital Management, L.L.C.
Address:              100 Congress Ave # 1960
                      Austin, Texas  78701

13F File Number:

The institutional investment manager filing this report and The person by whom it is signed hereby represents that the Person signing the report is authorized to submit it, that All information contained herein is true, correct and Complete, and that it is understood that all required items, Statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:                    I. Craig Hester
Title:                   President and CEO
Phone:                   (512) 474-6657

Signature, Place and Date of Signing:

/s/ I. Craig Hester          Austin, Texas     February 15, 2000

Report Type  (Check only one):

           [ x  ]      13F HOLDINGS REPORT

           [    ]       13F NOTICE

           [    ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

            None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:    0

FORM 13F Information Table Entry Total:182

Form 13F Information Table Value Total:$446,295,500

List of Other Included Managers:

       No. 13F File Number          Name

        None




                                 Class   Cusip     Fair Mkt    Shares or
Name of Issuer                   Title   Number    Value       Prin Amt
Apple Computer Inc               csus    037833100      675,992    6,575  sole
Albertsons Inc                   csus    013104104    2,267,175   70,300  sole
Abbott Labs                      csus    002824100      896,919   24,700  sole
Adobe Systems Inc.               csus    00724f101   10,894,500  162,000  sole
AMFM                             csus    001693100      782,500   10,000  sole
Angelica Corp.                   csus    034663104    1,169,512  119,950  sole
Allergan, Inc. Common            csus    018490102    1,528,320   30,720  sole
American International Group     csus    026874107      669,942    6,196  sole
AAR Corporation                  csus    000361105    1,884,729  105,072  sole
Allstate Corp.                   csus    020002101      425,906   17,700  sole
Altera Corp                      csus    021441100    5,052,897  101,950  sole
Ametek Aerospace Products        csus    031105109      497,531   26,100  sole
Amgen Inc.                       csus    031162100    1,210,259   20,150  sole
America Online                   csus    02364j104      392,274    5,170  sole
Atlantic Richfield Company       csus    048825103    3,449,187   39,875  sole
A.C. Nielsen                     csus    004833109      415,325   16,866  sole
Asm Lithography Hldg N Y Shs     csus    N07059111      227,500    2,000  sole
Archstone Communities            csus    039581103      554,525   27,050  sole
Auto Data Processing             csus    053015103      366,350    6,800  sole
Avon Products                    csus    054303102      636,702   19,294  sole
Avnet Inc.                       csus    053807103    1,851,300   30,600  sole
Avery Dennison                   csus    053611109    2,571,759   35,290  sole
American Express Company         csus    025816109    5,501,877   33,094  sole
Bank Of America Corp             csus    060505104    2,060,799   41,062  sole
Baxter Int'l Inc                 csus    071813109      464,812    7,400  sole
Bell Atlantic Corp.              csus    077853109      701,197   11,390  sole
Birmingham Steel                 csus    091250100      108,906   20,500  sole
Bank Of New York Inc.            csus    064057102      565,320   14,133  sole
Blair Corp                       csus    092828102      734,300   52,450  sole
Bellsouth Corporation            csus    079860102    1,637,595   34,982  sole
Bristol-Myers Squibb Company     csus    110122108    3,363,810   52,406  sole
Bowne & Co.                      csus    103043105    1,613,925  119,550  sole
Bob Evans Farms Inc.             csus    096761101      950,564   61,575  sole
Bp Amoco Plc Ads                 csus    055622104      341,284    5,754  sole
Anheuser Busch Cos               csus    035229103    1,778,962   25,100  sole
Citigroup                        csus    172967101    3,969,656   71,284  sole
Computer Assoc Intl Inc          csus    204912109      294,926    4,217  sole
Cascade Corp.                    csus    147195101    1,045,537  113,800  sole
Caterpillar Inc.                 csus    149123101      621,225   13,200  sole
Cooper Industries, Inc.          csus    216669101    3,880,625   95,966  sole
Cbrl Group Inc.                  csus    12489v106      210,315   21,675  sole
CBS Corporation                  csus    12490k107      783,234   12,250  sole
Crown Cork & Seal Co Inc         csus    228255105      275,212   12,300  sole
Carnival Corp Com                csus    143658102      207,984    4,350  sole
Clear Channel Communications     csus    184502102    7,398,377   82,895  sole
Canandaigua Brands Inc. Class    csus    137219200    3,326,475   65,225  sole
Cullen Frost Bankers Com         csus    229899109      395,700   15,367  sole
Chevron Corporation              csus    166751107    1,165,539   13,455  sole
Citizens Inc. Cl A               csus    174740100       74,231   10,700  sole
Clorox Co.                       csus    189054109    1,507,824   29,932  sole
Chase Manhattan Corp.            csus    16161A108    2,095,154   26,969  sole
Conexant Systems, Inc.           csus    207142100      613,836    9,248  sole
Conoco Inc. Class B              csus    208251405    1,366,972   54,954  sole
Columbia/Hca Healthcare          csus    197677107    1,227,314   41,870  sole
Cox Communications               csus    224044107    5,150,000  100,000  sole
Compaq Computer Corp             csus    204493100      505,582   18,682  sole
Crane Company                    csus    224399105    1,606,278   80,819  sole
Cisco Sys Inc. Common            csus    17275R102    2,603,673   24,305  sole
Cuno                             csus    126583103    1,253,036   60,524  sole
Deere & Co.                      csus    244199105      926,924   21,370  sole
Dell Computer Com                csus    247025109    2,032,809   39,859  sole
Disney                           csus    254687106      697,612   23,850  sole
Deluxe Corp.                     csus    248019101    2,307,274   84,092  sole
Digital Microwave Corp           csus                   352,570   15,043  sole
Dover Corp                       csus    260003108    3,477,994   76,650  sole
Eastman Kodak Co.                csus    277461109    3,820,704   57,671  sole
EMC Corp.                        csus    268648102    1,491,044   13,648  sole
Eastman Chemical Company         csus    277432100      793,854   16,647  sole
Emerson Electric Company         csus    291011104    3,525,235   61,442  sole
Enron Corp                       csus    293561106      213,000    4,800  sole
El Paso Energy Corp              csus    283695872    1,040,175   26,800  sole
El Paso Energy Partners L.P.     csus                   630,800   33,200  sole
Ericsson L M Tel Co Cl B Sek 1   csus    294821400      297,304    4,526  sole
Ethan Allen Interiors            csus    297602104    5,259,404  164,036  sole
Ford Motor Company               csus    345370100      456,568    8,564  sole
Fleet Boston Financial           csus    339030108      945,125   27,149  sole
First Data Corporation           csus    319963104    1,945,378   39,450  sole
Federal Natl Mtg Assn            csus    313586109    1,148,850   18,400  sole
Sprint Corp.                     csus    852061100      201,937    3,000  sole
Federal Home Ln Mtg Corp         csus    313400301      750,647   15,950  sole
H.B. Fuller Co.                  csus    359694106    4,942,078   88,350  sole
Gillette Company                 csus    375766102    2,220,583   53,914  sole
Gannett  Co Inc Del              csus    364730101      277,312    3,400  sole
General Electric Co.             csus    369604103   27,239,714  176,024  sole
Giant Inds Inc Com               csus    374508109    1,525,883  182,195  sole
Corning Inc.                     csus    219350105    1,640,730   12,725  sole
Glaxo Welcome Plc                csus    37733W105      388,611    6,955  sole
Georgia Pacific                  csus    373298108      367,937    7,250  sole
Hispanic Broadcasting Corp       csus    43357b104      295,100    3,200  sole
Huttig Building Products         csus                    88,626   17,950  sole
Home Depot                       csus    437076102    2,484,900   36,144  sole
Hartford Financial Services      csus    416515104    1,561,717   32,965  sole
Hancock Fabrics                  csus    409900107       76,953   24,625  sole
Honeywell International Inc.     csus    438506107    1,416,228   24,550  sole
Harsco Corp.                     csus    415864107      369,887   11,650  sole
Hershey Foods Corp Com           csus    427866108      459,669    9,690  sole
Hewlett Packard Company          csus    428236103    9,956,082   87,526  sole
International Business Machine   csus    459200101    5,673,578   52,594  sole
Intel Corp                       csus    458140100   12,176,159  147,926  sole
Johnson & Johnson                csus    478160104    3,715,173   39,841  sole
Kimberly-Clark Corporation       csus    494368103    2,244,424   34,299  sole
Kn Energy Inc Com                csus    482620101    1,453,815   64,794  sole
Coca-Cola                        csus    191216100    3,865,400   66,359  sole
Lilly Industries                 csus    532491107      351,391   26,150  sole
Lilly Eli & Co.                  csus    532457108      573,762    8,628  sole
Lucent Technologies              csus    549463107    9,353,625  124,715  sole
Southwest Airlines Co.           csus    844741108      457,716   28,385  sole
Marriott Intl Inc                csus    571900109      492,375   15,600  sole
Masco Corp                       csus    574599106      725,725   28,600  sole
Mcdonalds Corp.                  csus    580135101    4,277,156  106,100  sole
Medtronic Inc.                   csus    585055106      544,959   14,956  sole
Mead Corp.                       csus    582834107      510,391   11,750  sole
Mellon Financial Corp            csus    585509102    2,848,715   83,632  sole
Marshall & Isley                 csus                   251,250    4,000  sole
Mccormick & Co. Inc.             csus    579780206    1,777,562   59,750  sole
Miller Herman Inc.               csus    600544100    3,985,325  173,275  sole
Minnesota Mining & Mfg. Co.      csus    604059105    8,463,741   86,475  sole
Philip Morris Cos.               csus    718154107      330,073   14,351  sole
Mobil Corporation                csus    607059102      227,624    1,480  sole
Motorola                         csus    620076109    1,387,684    9,424  sole
Merck & Company                  csus    589331107    4,506,937   67,080  sole
Microsoft Corporation            csus    594918104    2,671,240   22,880  sole
Montana Power Co Com             csus    612085100      201,950    5,600  sole
Nike Inc Cl B                    csus    654106103    4,667,548   94,175  sole
Nokia Corporation                csus    654902204    2,990,128   15,650  sole
Nuveen Insd Prem Incm Ii         csus    6706D8104      128,658   12,552  sole
Nucor Corp.                      csus    670346105      723,525   13,200  sole
Bank One Corp. New               csus    06423a103    2,405,728   75,179  sole
Oracle Corporation               csus    68389X105   15,197,468  135,616  sole
Occidental Petroleum Corp.       csus    674599105      628,747   29,075  sole
Phillips Petroleum Company       csus    718507106      390,100    8,300  sole
Pepsico, Inc.                    csus    713448108    2,954,937   83,828  sole
Pfizer Inc.                      csus    717081103    3,974,567  122,530  sole
Procter & Gamble Co.             csus    742718109    5,055,723   46,145  sole
Perkinelmer Inc.                 csus                 3,246,414   77,875  sole
Pall Corp Com                    csus    696429307    5,734,008  265,925  sole
Pharmacia & Upjohn Inc.          csus    716941109      812,295   18,051  sole
Possis Medical Inc.              csus    737407106    2,931,250  375,200  sole
Pactive Corporation              csus    695257105      167,875   15,800  sole
Qualcomm Inc.                    csus    747525103      563,600    3,200  sole
Ralston Purina Co                csus    751277302    2,203,240   79,040  sole
Royal Dutch Petroleum            csus    780257705    1,753,042   28,946  sole
Regions Financial Corp           csus    738940100    1,897,113   75,507  sole
Republic Group Inc.              csus    760473108      791,113   52,305  sole
Rockwell                         csus    774347108      940,744   19,650  sole
Sbc Communications               csus    78387G103    4,338,914   89,003  sole
Smithkline Beecham Plc           csus    832378301      936,225   14,600  sole
Silicon Graphics Inc.            csus    827056102      342,647   35,370  sole
Schering-Plough Corporation      csus    806605101      331,457    7,822  sole
Schlumberger Ltd.                csus    806857108    1,421,197   25,322  sole
Sara Lee Corp                    csus    803111103      266,824   12,094  sole
Standard Motor Products          csus    853666105      297,506   18,450  sole
Simpson Industries               csus    829060102      945,551   84,049  sole
Snap On Inc.                     csus    833034101    2,824,922  106,350  sole
Southern Company                 csus    842587107      284,350   12,100  sole
Sonoco Products Co.              csus    835495102    1,305,122   57,368  sole
Standard & Poor's Depositary R   csus    78462F103      734,375    5,000  sole
Sun Microsystems Inc             csus    866810104      975,712   12,600  sole
Sysco                            csus    871829107      308,587    7,800  sole
AT&T Corp.                       csus    001957109    2,889,427   56,864  sole
Tandy Corp Com                   csus    875382103      948,433   19,282  sole
Commercial Intertech             csus    201709102      644,500   50,549  sole
Tellabs Inc.                     csus    879664100    5,908,459   92,050  sole
Brown Tom Inc Com New            csus    115660201      536,337   40,100  sole
Texaco, Inc.                     csus    881694103    3,985,668   73,384  sole
Texas Instruments Inc.           csus    882508104    2,598,053   26,888  sole
Tyco Int'l Ltd New               csus    902124106   51,627,459 #######   sole
Unocal Corp Com                  csus    915289102      667,894   19,900  sole
US West Inc New                  csus    91273h101      214,560    2,980  sole
Vulcan Matls Co Com              csus    929160109    1,070,325   26,800  sole
Vodafone                         csus    92857t107      986,164   19,922  sole
MCI Worldcom Inc.                csus    55268b106    6,956,228  131,095  sole
Wells Fargo & Co. New            csus    949746101    5,758,340  142,401  sole
Whirlpool Corp.                  csus    963320106    3,712,466   57,060  sole
Warner Lambert Common            csus    934488107    1,217,182   14,855  sole
Willamette Industries, Inc.      csus    969133107      770,862   16,600  sole
Williams Cos Inc Del Com         csus    969457100      927,786   30,357  sole
Wal Mart Stores Inc              csus    931142103      691,250   10,000  sole
Wrigley Wm Jr Co                 csus    982526105    4,006,213   48,304  sole
Exxon Mobil Corporation          csus                13,356,627  165,792  sole
Exxon Corporation                csus    302290101      506,688    6,496  sole
Xerox Corp.                      csus    984121103      325,225   14,335  sole